CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Cash flows from operating activities:
Net loss	$ (6,584)	$ (4,169)
Loss from discontinued operations		783
Non controlling interest		(357)
Loss from continuing operations	(6,584)	(3,743)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	143	209
Foreign currency adjustments and bank loans	4	4
Amortization of discount and change in fair value of embedded conversion feature in the convertible debenture	2,064
Capital loss on sale of property and equipment	(18)	6
Increase in trade receivables	3	(2)
Increase in other accounts receivable and prepaid expenses	(68)	(395)
Accrued severance pay, net	(7)	(1)
Stock-based compensation to employees	158	512
Stock-based compensation to non-employees		1
Gain from sale of marketable securities		(9)
Revaluation of warrants related to share purchase agreement	355	(883)
Decrease in trade payables	(139)	(602)
Decrease in other accounts payable and accruals	(813)	(331)
Net cash used in operating activities from continuing operation	(4,902)	(5,234)
Net cash used in operation activities from discounted operation		(598)
Net cash used in operating activities	(4,902)	(5,832)
Cash flows from investing activities:
Purchase of property and equipment	(27)
Proceeds from sale of property and equipment	60	14
Decrease in bank deposits		78
Increase in prepaid expenses for car leasing	(4)
Decrease in restricted cash	5
Net cash provided by investing activities from continuing operation	34	92
Net cash used in investing activities from discontinued operation		(4,338)
Net cash provided by (used in) investing activities	34	(4,246)
Cash flows from financing activities:
Repayment of capital lease	(21)	(51)
Issuance of shares, net	8,811	4,978
Exercise of warrants and options	1,556
Issuance of convertible loan	1,750
Repayment of convertible loan	(1,450)
Net cash provided by financing activities from continuing operation	10,646	4,927
Net cash provided by financing activities from discounted operation		5,551
Net cash provided by financing activities	10,646	10,478
Increase in cash and cash equivalents	5,778	400
Cash and cash equivalents at beginning of period	735	2,727
Cash and cash equivalents at end of period	6,513	3,127	[1]
Non-cash transactions:
Exercise of warrants	1,494	482
Cash and cash equivalents of discontinued operations		$ 153

[1]	Includes cash and cash equivalents of discontinued operations of $153 at June 30, 2011